KPMG LLP Financial Services 1 Sovereign Square Sovereign Street Leeds LS1 4DA United Kingdom	Tel +44 (0) 113 231 3000 Fax +44 (0) 113 231 3200

Private & confidential
Proteus RMBS Designated Activity Company
32 Molesworth Street
Dublin 2, Ireland
D02 Y512
(the "Issuer")

Proteus Funding Designated Activity Company
32 Molesworth Street
Dublin 2, Ireland
D02 Y512
(the "Seller")

Goldman Sachs International
Peterborough Court
133 Fleet St
London, EC4A 2BB
United Kingdom
(the "Arranger")
and the other Managers (as defined in paragraph 2 below)
Our ref MD/HL/AS/C01120

3 December 2018

Dear Sir or Madam,
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
In accordance with engagement terms which have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the "Pool AUP Letter"). This Pool AUP Letter is confidential and agreed disclosure restrictions apply.
This Pool AUP Letter is addressed to the directors of the Issuer, the Seller and the Arranger and collectively all addressees of this Pool AUP Letter are referred to as "you".
We will not accept any responsibility to any other party to whom our Pool AUP Letter is shown or into whose hands it may come.
KPMG LLP, a UK limited liability partnership and a member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.
Registered in England No OC301540
Registered office: 15 Canada Square, London, E14 5GL
For full details of our professional regulation please refer to
‘Regulatory Information’ under ‘About/About KPMG’ at www.kpmg.com/uk

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

It is your responsibility to determine the sufficiency of these procedures for your own purposes.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation ("NRSRO").  In accordance with the agreed engagement terms, we have performed the procedures identified below.
1 Procedures performed in respect of the Irish residential mortgage loan pool
A data file containing details of the pool of Irish residential mortgage loans, entitled "20180316 Proteus RMBS Draft v1.0.xlsx .xlsx" was made available to us by the Arranger on behalf of the Seller on 20 March 2018 (the "Initial Data File").  A sample of 450 Irish residential mortgage loans were drawn at random from the Initial Data File (the "Sample").  The sampling technique and basis for the sample are set out in the work programme (the "Work Programme") attached as Appendix C.
A subsequent data file containing customer names and addresses entitled "20180430 Borrowers and Security Address - Pool Audit Info.xlsx" in relation to the Sample was made available to us by the Arranger on behalf of the Seller on 30 April 2018 (the "Customer Details File"). A further data file containing additional details relevant to perform our procedures entitled "Proteus Mar18 Tape with Updated LTV + Danske Tape Fields.xlsx" in relation to the Sample was made available to us by the Arranger on behalf of the Seller on 13 June 2018 (the "Additional Data File"). Together and combined, the Initial Data File, the Customer Details File and the Additional Data File are the "Extraction File").  Our work was based on this Extraction File.  The Extraction File contained information on Irish residential mortgage loans as shown by the records of the Arranger on behalf of the Seller as at 31 March 2018 (the "Cut-off Date").
The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Arranger on behalf of the Seller, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Arranger on behalf of the Seller, (ii) the physical existence of the Irish residential mortgage loans, (iii) the reliability or accuracy of the documents provided to us by the Arranger on behalf of the Seller which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the loan documentation.
MD/HL/AS/C01120	2

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Irish residential mortgage loans  to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the Seller of the Irish residential mortgage loans  with applicable laws and regulations, or (iv) any other factor or characteristic of the Irish residential mortgage loans  that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.
2 Findings
The findings from the agreed upon procedures are set out in Appendix A.
The following statistical interpretation can be applied to the findings set out in Appendix A:  on the basis of the number of errors identified in the Sample (as reported on the 'Errors' lines of Appendix A) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains errors relating to the specified test, where X is the relevant percentage reported on the 'Statistics' line of Appendix A.
Within the Extraction File, there are certain fields that have missing data attributes and as such, we have been unable to test these items. Where no data attribute is available, we have marked this as 'missing data' and the sample size for the relevant test has been reduced to reflect the number of observable data attributes.
Furthermore, within the Sample there are 73 files with missing documentation such that we were unable to perform certain tests.  For our statistical analysis, we have calculated the maximum error rates based on the full sample size of 450 files/number of observable data attributes (treating the missing documents as an error in each case) and also based on the number of documents reviewed for each relevant test which excludes the loan accounts with missing documentation from the observable data attributes in the Sample.
Details of the errors, missing documentation and missing data found as a result of the agreed upon procedures, and listed in Appendix A, are set out in Appendix B.
3 General
This Pool AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date.  In relying upon this Pool AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Pool AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Pool AUP Letter.
MD/HL/AS/C01120	3

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

This Pool AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board.  We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities ("Form ABS Due Diligence-15E"), using the form made available by the US Securities and Exchange Commission ("SEC"), to which this Pool AUP Letter will be appended.  The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the "SEC Release"), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained.  This Pool AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Pool AUP Letter alone in the United States.
The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria.  This is accomplished by including such information, which will include this Pool AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 ("Form ABS 15G"), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system.
The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the "Rule 17g-5 website") pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5).  The SEC Release requires any NRSRO producing a credit rating to which "third party due diligence services" relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website.  The agreed upon procedures performed by KPMG on which this Pool AUP Letter reports amount to "third party due diligence services" as defined in the SEC Release.
To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO.  As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it.  In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.
MD/HL/AS/C01120	4

Document Classification - KPMG Confidential

KPMG LL
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release.  Accordingly, any party (including rating agencies and investors) obtaining access to this Pool AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Pool AUP Letter, any such use or reliance shall take place at the relevant party's own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.
Yours faithfully
/s/ KPMG LLP
KPMG LLP

MD/HL/AS/C01120	5

Document Classification - KPMG Confidential

Appendix A - Results

Pool Information
Pool Name	Proteus Mark II
Cut Off Date	3/31/2018
Sample Size	450
Date of AUP	Commencing 30 April 2018

Files
Missing Documentation	39
Error and Missing Documentation	34
Error	107
No Error	270
Total	450

		Current Balance - IT System	Property Type - Valuation Report	Arrears Status - IT System	Interest Rate Type - IT System	Current Interest Rate - IT System	Repayment Terms - Offer Letter	Loan Purpose - Offer Letter	Origination Date - Deeds/Land Registry/Certificate of Title (+/- 6 months)	Loan Term - Offer Letter (+/- 3 months)	Payment Method - IT System	Latest Valuation - IT System	Latest Valuation Date - IT System	Latest Valuation Type - IT System	Original Balance - Offer Letter	Current Interest Margin - IT System	Payment Frequency - Offer Letter	Restructured Flag - IT System	Borrower Name - Deeds/Land Registry/Certificate of Title	Borrower Address and Region - Deeds/Land Registry/Certificate of Title	Signatures - Deeds/Land Registry/Certificate of Title	Origination Date - IT System	Original Balance - IT System	Loan Term - IT System	Loan Purpose - IT System	Employment Type - IT System	Payment Frequency - IT System	Payment Type - IT System

	Number of Files	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	450	Total
	Errors	0	9	0	0	2	8	26	33	32	0	0	0	0	29	2	11	0	1	4	0	1	1	2	0	43	4	3	211
	Missing	0	41	0	0	0	15	35	4	15	0	1	1	1	15	0	15	0	9	10	11	0	0	0	0	0	0	0	173
	Total	0	50	0	0	2	23	61	37	47	0	1	1	1	44	2	26	0	10	14	11	1	1	2	0	43	4	3	384
	Statistics	1.00%	14.95%	1.00%	1.00%	1.82%	8.01%	17.67%	11.66%	14.20%	1.00%	1.44%	1.44%	1.44%	13.44%	1.82%	8.80%	1.00%	4.38%	5.53%	4.68%	1.44%	1.44%	1.82%	1.00%	13.19%	2.53%	2.18%

	Excl. Missing Data
	Number of Files	450	409	450	450	450	435	415	446	435	450	449	449	449	435	450	435	450	441	440	439	450	450	450	450	450	450	450	Total
	Errors	0	9	0	0	2	8	26	33	32	0	0	0	0	29	2	11	0	1	4	0	1	1	2	0	43	4	3	211
	Statistics	1.00%	4.50%	1.00%	1.00%	1.82%	3.92%	9.54%	10.73%	10.73%	1.00%	1.00%	1.00%	1.00%	9.92%	1.82%	4.84%	1.00%	1.47%	2.58%	1.03%	1.44%	1.44%	1.82%	1.00%	13.19%	2.53%	2.18%

KPMG Ref	Status																												Error	Missing Documentation
5	Missing Documentation	-	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
7	Error and Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	E	-	-	1	4
9	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	2	0
11	Error and Missing Documentation	-	M	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	4
14	Error and Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	3
15	Error and Missing Documentation	-	-	-	-	-	M	M	E	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	1	7
17	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
23	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
27	Error	-	-	-	-	-	E	E	E	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	4	0
28	Error	-	-	-	-	-	-	E	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
32	Error and Missing Documentation	-	M	-	-	-	-	-	E	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2	3
33	Missing Documentation	-	-	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	0	7
34	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
35	Error and Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	3
36	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
38	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
43	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
44	Error and Missing Documentation	-	M	-	-	-	M	M	M	M	-	-	-	-	M	-	M	-	M	M	M	-	-	-	-	E	-	-	1	14
45	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
49	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
54	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
56	Missing Documentation	-	M	-	-	-	M	M	M	M	-	-	-	-	M	-	M	-	M	M	M	-	-	-	-	-	-	-	0	14
59	Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	1
61	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
65	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	1	0
67	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
73	Missing Documentation	-	-	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	0	7
76	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
78	Error	-	-	-	-	-	-	-	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
79	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
80	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
81	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
82	Error and Missing Documentation	-	M	-	-	-	-	E	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	3
85	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
87	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
89	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	1	0
95	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
96	Error and Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	3
100	Missing Documentation	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	-	-	-	0	3
104	Error	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
108	Error	-	-	-	-	-	-	E	E	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
110	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
112	Missing Documentation	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	M	-	-	-	-	-	-	-	0	1
114	Error	-	-	-	-	-	-	-	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
115	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
119	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
128	Missing Documentation	-	-	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	0	7
129	Error and Missing Documentation	-	M	-	-	-	-	-	-	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	1
131	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
132	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
136	Missing Documentation	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	M	-	-	-	-	-	-	-	0	1
138	Error	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	2	0
139	Error	-	-	-	-	-	E	-	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	4	0
141	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
143	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
146	Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	1
147	Error and Missing Documentation	-	-	-	-	-	-	M	-	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	E	-	-	3	1
156	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
163	Error and Missing Documentation	-	-	-	-	-	-	M	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	1
164	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	1	0
167	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	2	0
168	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
171	Error and Missing Documentation	-	M	-	-	-	-	-	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	3
177	Missing Documentation	-	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	-	-	-	0	4
178	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	2	0
180	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
181	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	2	0
182	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
188	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
191	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
193	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	1	0
195	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	4	0
200	Missing Documentation	-	-	-	-	-	M	M	M	M	-	-	-	-	M	-	M	-	-	M	-	-	-	-	-	-	-	-	0	9
204	Error and Missing Documentation	-	-	-	-	-	M	M	E	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	1	7
205	Error and Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	3
206	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
207	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
208	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	2	0
211	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	1	0
213	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
218	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
219	Error and Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	2	1
221	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
223	Error	-	-	-	-	-	-	E	-	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
224	Error	-	-	-	-	-	-	-	E	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
227	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
228	Error	-	-	-	-	-	E	-	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	4	0
229	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	E	-	-	2	0
235	Error and Missing Documentation	-	-	-	-	-	E	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	1
236	Error and Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	E	-	-	2	1
239	Error and Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	E	-	-	2	3
240	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
241	Error and Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	3
244	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
246	Error	-	-	-	-	-	-	E	-	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
249	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
255	Missing Documentation	-	M	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	0	10
262	Error and Missing Documentation	-	M	-	-	-	-	E	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	4	3
264	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
269	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
270	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	1	0
271	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
273	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
274	Error and Missing Documentation	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	-	-	-	1	3
275	Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	1
277	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
278	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
279	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	1	0
283	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
284	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	E	-	-	2	0
287	Error and Missing Documentation	-	E	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	2	7
289	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
290	Error	-	-	-	-	-	-	E	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	2	0
291	Error	-	-	-	-	-	-	E	E	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
292	Error	-	-	-	-	E	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	E	E	E	-	-	-	-	5	0
293	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
294	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
296	Error	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
297	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	1	0
298	Missing Documentation	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	1
300	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
303	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
304	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
305	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
310	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
311	Missing Documentation	-	-	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	0	7
313	Error and Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	1
316	Error	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
320	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
324	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
325	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
326	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	2	0
327	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
330	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
336	Error and Missing Documentation	-	-	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	E	-	-	1	7
338	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
342	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
344	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
350	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
351	Error and Missing Documentation	-	M	-	-	-	E	M	-	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	4
357	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	E	-	-	0	-	-	-	-	-	-	-	-	-	-	2	0
359	Error and Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	3
361	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
363	Error	-	-	-	-	-	-	-	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	0
364	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
365	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
367	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
372	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
373	Missing Documentation	-	M	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	-	-	-	0	7
375	Error	-	-	-	-	-	-	-	-	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	E	-	-	3	0
381	Missing Documentation	-	-	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	0	7
388	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
389	Error and Missing Documentation	-	M	-	-	-	-	M	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	4
395	Error and Missing Documentation	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	-	-	-	1	4
396	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
397	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
400	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	M	M	M	-	-	-	-	-	-	-	0	6
401	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	1
402	Error and Missing Documentation	-	-	-	-	-	-	M	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	1
403	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
406	Error and Missing Documentation	-	M	-	-	-	-	M	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	4
407	Error	-	-	-	-	E	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	E	-	E	-	-	4	0
412	Missing Documentation	-	-	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	1
415	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
416	Error	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
419	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	1	0
423	Error and Missing Documentation	-	-	-	-	-	-	M	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	1
428	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	1	0
434	Error	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	1	0
435	Missing Documentation	-	M	-	-	-	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	4
438	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
442	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
443	Missing Documentation	-	M	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	-	-	-	0	10
446	Missing Documentation	-	M	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0	3
447	Error	-	-	-	-	-	-	E	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	4	0
454	Error and Missing Documentation	-	-	-	-	-	M	M	-	M	-	-	-	-	M	-	M	-	-	-	-	-	-	-	-	E	-	-	1	7
455	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	E	-	-	2	0
456	Error and Missing Documentation	-	M	-	-	-	-	M	E	E	-	-	-	-	E	-	-	-	-	-	-	-	-	-	-	-	-	-	3	4
457	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0
458	Error	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	E	-	-	1	0

Appendix B - Errors
KPMG Ref	Test Nbr	Data Field	Data Source	Error	Extraction File	Per Source
54	Test 2	Property Type	Valuation Report	E	Flat/Apartment	Terraced house
67	Test 2	Property Type	Valuation Report	E	House, detached or semi-detached	Flat/Apartment
131	Test 2	Property Type	Valuation Report	E	House, detached or semi-detached	Flat/Apartment
182	Test 2	Property Type	Valuation Report	E	Flat/Apartment	Detached House
195	Test 2	Property Type	Valuation Report	E	Other	Semi-detachd house
206	Test 2	Property Type	Valuation Report	E	Flat/Apartment	Detached Bungalow
287	Test 2	Property Type	Valuation Report	E	House, detached or semi-detached	Flat/Apartment
289	Test 2	Property Type	Valuation Report	E	Flat/Apartment	House, detached or semi-detached
296	Test 2	Property Type	Valuation Report	E	Commercial/business use with recourse to the borrower	House, detached or semi-detached
292	Test 5	Current Interest Rate	IT System	E	0.50%	0.79%
407	Test 5	Current Interest Rate	IT System	E	4.25%	4.30%
27	Test 6	Repayment Terms	Offer Letter	E	Repayment	Interest Only
104	Test 6	Repayment Terms	Offer Letter	E	Repayment	Interest Only
138	Test 6	Repayment Terms	Offer Letter	E	Repayment	Interest Only
139	Test 6	Repayment Terms	Offer Letter	E	Part & Part	Interest Only
228	Test 6	Repayment Terms	Offer Letter	E	Interest Only	Repayment
235	Test 6	Repayment Terms	Offer Letter	E	Part & Part	Interest Only
316	Test 6	Repayment Terms	Offer Letter	E	Interest Only	Repayment
351	Test 6	Repayment Terms	Offer Letter	E	Interest Only	Repayment
27	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
28	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
79	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
82	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
108	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
180	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
181	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
191	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
213	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
223	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
246	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
249	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
262	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
269	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
278	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
290	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
291	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
303	Test 7	Loan Purpose	Offer Letter	E	Re-mortgage	Purchase
304	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
320	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
350	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
388	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
396	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
403	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
434	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
447	Test 7	Loan Purpose	Offer Letter	E	Purchase	Re-mortgage
15	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-08	COT: 2009-06 Deeds: 2008-01 LR: 2000-09
27	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-04	COT: 2006-10 Deeds: 2006-10 Offer: 2006-07
28	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2007-08	COT: 2001-05
32	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-05	COT: 2007-08 Deeds: 2005-02 LR: 2002-05
36	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2009-06	COT: 2007-12 LR: 2006-01 Offer: 2007-09
43	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2009-11	COT: 2008-04 Deeds: 2008-04 LR: 2008-01 Offer: 2007-11
49	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-05	Offer 1: 2006-01 Offer 2: 2007-06
61	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2013-05	COT: 2003-10 Deeds: 2003-10 LR: 2005-01 Offer: 2007-01
78	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2011-03	COT: 1996-03 Offer: 2006-09
95	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2005-07	COT: 2004-02 Deeds: 2004-09
108	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-06	COT: 2007-02
114	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2011-05	Deeds: 2007-03 LR: 2005-02 Offer: 2009-05
139	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2007-09	Deeds: 2003-11 Offer: 2005-11
141	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2010-01	COT: 2001-12 Deeds: 1994-06 Offer: 2008-09
167	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2006-01	COT: 2008-05 Offer: 2005-09
171	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2012-12	COT: 2009-02 Offer: 2005-11
188	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-04	COT: 2006-02
204	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-04	COT: 2007-07 Deeds: 2007-07 LR: 2007-10
224	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-05	LR: 2015-11
228	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2007-08	LR: 2002-12 Offer: 2006-06
262	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2013-04	COT: 2010-07 Deeds: 2005-09 LR: 2006-06 Offer: 2005-03
283	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-10	COT: 2007-06 Deeds: 2007-07 LR: 2007-08 Offer: 2007-04
291	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-06	COT: 2007-02 Offer: 2006-11
325	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2006-06	COT: 2013-05 Deeds: 2005-04 Offer: 2005-02
326	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2008-07	COT: 2000-10 Offer: 2005-12
363	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2011-03	COT: 2006-10 Deeds: 2006-10 Offer: 2006-04
367	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2009-07	COT: 2011-08 Deeds: 2008-06 LR: 2001-08 Offer: 2008-06
389	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2006-05	COT: 2008-08 Deeds: 2005-01 LR: 2007-01
406	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2006-06	COT: 2003-01 LR: 1997-10 Offer: 1997-04
416	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2006-04	COT: 2011-07 Offer: 2005-03
423	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2005-03	COT: 2008-01 Offer:2004-08
447	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2004-01	COT:2006-05 Deeds:2006-05 Offer: 2006-04
456	Test 8	Origination Date	Deeds/Land Registry/Certificate of Title	E	2011-02	COT:2005-07 Deeds: 2005-07 Offer: 2006-03
9	Test 9	Loan Term	Offer Letter	E	209	1:204 2:240
27	Test 9	Loan Term	Offer Letter	E	294	24
32	Test 9	Loan Term	Offer Letter	E	271	240
78	Test 9	Loan Term	Offer Letter	E	255	24
81	Test 9	Loan Term	Offer Letter	E	281	348
108	Test 9	Loan Term	Offer Letter	E	284	300
114	Test 9	Loan Term	Offer Letter	E	275	249
115	Test 9	Loan Term	Offer Letter	E	132	287
119	Test 9	Loan Term	Offer Letter	E	300	652
129	Test 9	Loan Term	Offer Letter	E	235	240
139	Test 9	Loan Term	Offer Letter	E	225	240
147	Test 9	Loan Term	Offer Letter	E	300	1: 240 2: 170
163	Test 9	Loan Term	Offer Letter	E	182	181
171	Test 9	Loan Term	Offer Letter	E	276	360
207	Test 9	Loan Term	Offer Letter	E	291	300
208	Test 9	Loan Term	Offer Letter	E	198	216
223	Test 9	Loan Term	Offer Letter	E	337	360
224	Test 9	Loan Term	Offer Letter	E	215	360
228	Test 9	Loan Term	Offer Letter	E	240	324
246	Test 9	Loan Term	Offer Letter	E	291	180
262	Test 9	Loan Term	Offer Letter	E	155	300
290	Test 9	Loan Term	Offer Letter	E	269	264
291	Test 9	Loan Term	Offer Letter	E	284	300
300	Test 9	Loan Term	Offer Letter	E	247	360
351	Test 9	Loan Term	Offer Letter	E	265	300
357	Test 9	Loan Term	Offer Letter	E	222	1: 300 2: 277
363	Test 9	Loan Term	Offer Letter	E	246	300
375	Test 9	Loan Term	Offer Letter	E	236	240
402	Test 9	Loan Term	Offer Letter	E	300	240
406	Test 9	Loan Term	Offer Letter	E	193	300
447	Test 9	Loan Term	Offer Letter	E	240	300
456	Test 9	Loan Term	Offer Letter	E	113	1:172 2: 180
43	Test 14	Original Balance	Offer Letter	E	€ 188,255.00	€ 190,000.00
49	Test 14	Original Balance	Offer Letter	E	€ 506,578.00	1: €200,000 2: €400,000
61	Test 14	Original Balance	Offer Letter	E	€ 123,500.00	1: €180,000 2: €165,500
78	Test 14	Original Balance	Offer Letter	E	€ 230,545.00	€ 250,000.00
82	Test 14	Original Balance	Offer Letter	E	€ 80,000.00	€ 240,000.00
85	Test 14	Original Balance	Offer Letter	E	€ 81,000.00	€40,000
114	Test 14	Original Balance	Offer Letter	E	€ 189,200.00	1: €201,500 2: €210,000
129	Test 14	Original Balance	Offer Letter	E	€ 119,323.00	€ 120,000.00
139	Test 14	Original Balance	Offer Letter	E	€ 84,000.00	€ 110,000.00
147	Test 14	Original Balance	Offer Letter	E	€ 253,947.62	1: €70,000 2: €45,000
171	Test 14	Original Balance	Offer Letter	E	€ 544,000.00	€ 640,000.00
213	Test 14	Original Balance	Offer Letter	E	€ 125,325.00	€ 106,500.00
221	Test 14	Original Balance	Offer Letter	E	€ 107,000.00	1: €80,803 2: €62,852 3: €25,000
223	Test 14	Original Balance	Offer Letter	E	€ 150,000.00	€ 115,000.00
228	Test 14	Original Balance	Offer Letter	E	€ 245,000.00	€ 250,000.00
246	Test 14	Original Balance	Offer Letter	E	€ 147,129.00	€ 35,000.00
262	Test 14	Original Balance	Offer Letter	E	€ 117,500.00	€ 137,500.00
264	Test 14	Original Balance	Offer Letter	E	€ 272,000.00	€ 300,000.00
271	Test 14	Original Balance	Offer Letter	E	€ 150,000.00	€ 120,000.00
351	Test 14	Original Balance	Offer Letter	E	€ 207,644.00	€ 117,000.00
357	Test 14	Original Balance	Offer Letter	E	€ 166,000.00	1: €240,000 2: €230,500
363	Test 14	Original Balance	Offer Letter	E	€ 327,909.00	1: €370,000 2: €100,000
372	Test 14	Original Balance	Offer Letter	E	€ 152,000.00	1: €97,000 2: €200,000
375	Test 14	Original Balance	Offer Letter	E	€ 126,330.05	€ 100,000.00
397	Test 14	Original Balance	Offer Letter	E	€ 163,800.00	€ 110,000.00
406	Test 14	Original Balance	Offer Letter	E	€ 29,800.00	€ 35,000.00
447	Test 14	Original Balance	Offer Letter	E	€ 40,000.00	€ 150,000.00
455	Test 14	Original Balance	Offer Letter	E	€ 118,860.00	€ 120,000.00
456	Test 14	Original Balance	Offer Letter	E	€ 91,264.00	1: €126,179 2: €130,000
292	Test 15	Current Interest Margin`	IT System	E	0.50%	0.79%
407	Test 15	Current Interest Margin	IT System	E	-0.50%	-0.45%
9	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
138	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
164	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
167	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
208	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
211	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
219	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
229	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
279	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
284	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
428	Test 16	Payment Frequency	Offer Letter	E	Other	Monthly
178	Test 18	Borrower Name	Deeds/Land Registry/Certificate of Title	E
181	Test 19	Borrower Address	Deeds/Land Registry/Certificate of Title	E
195	Test 19	Borrower Address	Deeds/Land Registry/Certificate of Title	E
236	Test 19	Borrower Address	Deeds/Land Registry/Certificate of Title	E
239	Test 19	Borrower Address	Deeds/Land Registry/Certificate of Title	E
292	Test 21	Origination Date	IT System	E	2005-01	2006-03
292	Test 22	Original Balance	IT System	E	€ 185,000.00	€ 150,000.00
292	Test 23	Loan Term	IT System	E	300	180
407	Test 23	Loan Term	IT System	E	300	25
7	Test 25	Employment Type	IT System	E	Other	Unknown
11	Test 25	Employment Type	IT System	E	Other	Unknown
23	Test 25	Employment Type	IT System	E	Other	Unknown
34	Test 25	Employment Type	IT System	E	Other	Unknown
35	Test 25	Employment Type	IT System	E	Other	Unknown
38	Test 25	Employment Type	IT System	E	Other	Unknown
44	Test 25	Employment Type	IT System	E	Other	Unknown
80	Test 25	Employment Type	IT System	E	Other	Unknown
87	Test 25	Employment Type	IT System	E	Other	Unknown
95	Test 25	Employment Type	IT System	E	Other	Unknown
96	Test 25	Employment Type	IT System	E	Other	Unknown
110	Test 25	Employment Type	IT System	E	Other	Unknown
132	Test 25	Employment Type	IT System	E	Other	Unknown
147	Test 25	Employment Type	IT System	E	Other	Unknown
156	Test 25	Employment Type	IT System	E	Other	Unknown
205	Test 25	Employment Type	IT System	E	Other	Unknown
218	Test 25	Employment Type	IT System	E	Other	Unknown
227	Test 25	Employment Type	IT System	E	Other	Unknown
229	Test 25	Employment Type	IT System	E	Other	Unknown
236	Test 25	Employment Type	IT System	E	Other	Unknown
239	Test 25	Employment Type	IT System	E	Other	Unknown
240	Test 25	Employment Type	IT System	E	Other	Unknown
244	Test 25	Employment Type	IT System	E	Other	Unknown
249	Test 25	Employment Type	IT System	E	Other	Unknown
273	Test 25	Employment Type	IT System	E	Other	Unknown
284	Test 25	Employment Type	IT System	E	Other	Unknown
305	Test 25	Employment Type	IT System	E	Other	Unknown
313	Test 25	Employment Type	IT System	E	Other	Unknown
320	Test 25	Employment Type	IT System	E	Other	Unknown
330	Test 25	Employment Type	IT System	E	Other	Unknown
336	Test 25	Employment Type	IT System	E	Other	Unknown
338	Test 25	Employment Type	IT System	E	Other	Unknown
359	Test 25	Employment Type	IT System	E	Other	Unknown
375	Test 25	Employment Type	IT System	E	Other	Unknown
396	Test 25	Employment Type	IT System	E	Other	Unknown
397	Test 25	Employment Type	IT System	E	Other	Unknown
407	Test 25	Employment Type	IT System	E	Other	Unknown
415	Test 25	Employment Type	IT System	E	Other	Unknown
416	Test 25	Employment Type	IT System	E	Other	Unknown
454	Test 25	Employment Type	IT System	E	Other	Unknown
455	Test 25	Employment Type	IT System	E	Other	Unknown
457	Test 25	Employment Type	IT System	E	Other	Unknown
458	Test 25	Employment Type	IT System	E	Other	Unknown
65	Test 26	Payment Frequency	IT System	E	1 - Monthly	Twice Monthly
89	Test 26	Payment Frequency	IT System	E	1 - Monthly	Twice Monthly
193	Test 26	Payment Frequency	IT System	E	1 - Monthly	Twice Monthly
326	Test 26	Payment Frequency	IT System	E	1 - Monthly	Twice Monthly
270	Test 27	Payment Type	IT System	E	Cash	DD
297	Test 27	Payment Type	IT System	E	Cash	DD
419	Test 27	Payment Type	IT System	E	Cash	DD

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

Appendix C: Work Programme
This scope sets out the following agreed procedures for various data attributes relating to a sample of Irish residential mortgage loans drawn from the portfolio as set out below.
The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance.  We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services.  Had we been engaged to perform and did perform additional procedures, other matters might come to light that would be reported.  We do not make any representation regarding the sufficiency of the procedures for your purposes.
Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.
You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we will not undertake any verification or evaluation of such methodologies, assumptions, documents and information.
We are responsible for performing the procedures set out below and reporting our findings.
Sampling approach
Sampling is a process of examining less than the total number of items in a population in order to reach a conclusion about that population.  Sampling techniques inherently assume that the sample is representative of the population as a whole.  In this engagement you have asked us to assume that the estimated error rate in the underlying population is zero and to express the results of our work at a level of 99% confidence and with 1% precision if no errors are discovered.  You have requested that we calculate the sample size necessary to provide 99% confidence with 1% precision on the basis that error rates in the data attributes are hypergeometrically distributed.  We make no representations regarding the use of, or assumptions underlying the sampling techniques.
Findings
Where an individual loan fails a procedure in relation to a data attribute, this is classified as one error.  Where the data fields provided are incomplete, we are unable to test these items. Where no data attribute is available, this is marked as 'missing data' and the
MD/HL/AS/C01120	6

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

sample size for the relevant test is reduced to reflect the number of observable data attributes.  Where a source document cannot be located, this missing information is treated in two alternative ways:  (i) classed as an error on each test; and (ii) deducted from the sample so the total number of files reviewed is reduced.  There are some cases where the file is not required to carry out the test.  In these cases the tests are carried out on all files.
Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the loan file are assumed to supersede the original documentation.
In comparing data attributes between the Extraction File and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.
Procedures
The following tests will be carried out:
No.	Data attribute	Source	Procedure	Tolerance / Definition of Error
1	Current Balance	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
2	Property Type	Valuation Report	For each item in the Sample, check that the Data Attribute matches the Source	None
3	Arrears Status	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
4	Interest Rate Type	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
5	Current Interest Rate	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
6	Repayment Terms	Offer Letter	For each item in the Sample, check that the Data Attribute matches the Source	None
7	Loan Purpose	Offer Letter	For each item in the Sample, check that the Data Attribute matches the Source	None
8	Origination Date	Deeds/Land Registry/Certificate of Title/Offer Letter	For each item in the Sample, check that the Data Attribute matches the Source For the avoidance of doubt, where the date shown on the Deeds/Land Registry/Certificate of Title does not	+/- 6 Months

MD/HL/AS/C01120	7

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

agree to that shown in the Extraction File, we have checked to the date shown on the Offer Letter within the prescribed tolerance.
9	Loan Term	Offer Letter	For each item in the Sample, check that the Data Attribute matches the Source	+/- 3 Months
10	Payment Method	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
11	Latest Valuation	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
12	Latest Valuation Date	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
13	Latest Valuation Type	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
14	Original Balance	Offer Letter
For each item in the Sample, check that the Data Attribute matches the Source
For the avoidance of doubt, as the Extraction File is denominated in Euros, loans originated prior to 1 January 2002 and stated as being denominated in Irish Pounds per the Offer Letter were converted into Euros by multiplying the advance amount shown by 1.2697. No exceptions are noted where the amounts agreed following this conversion.
None
15	Current Interest Margin	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
16	Payment Frequency	Offer Letter	For each item in the Sample, check that the Data Attribute matches the Source	None
17	Restructured Flag	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
18	Borrower Name	Deeds/Land Registry/Certificate of Title	For each item in the Sample, check that the Data Attribute matches the Source	None
19	Borrower Address	Deeds/Land Registry/Certificate of Title	For each item in the Sample, check that the Data Attribute matches the Source	None
20	Signature	Deeds/Land Registry/Certificate of Title	For each item in the Sample, check that the source is signed in the designated space.	None

MD/HL/AS/C01120	8

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Irish residential mortgage loans
3 December 2018

21	Origination Date	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
22	Original Balance	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
23	Loan Term	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
24	Loan Purpose	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
25	Employment Type	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
26	Payment Frequency	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None
27	Payment Type	IT System	For each item in the Sample, check that the Data Attribute matches the Source	None

MD/HL/AS/C01120	9

Document Classification - KPMG Confidential